UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices)   (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Small Company Fund

Investor Shares (BCSIX)

(CUSIP Number 115291833)

Institutional Shares (BCSSX)

(CUSIP Number 115291403)

Mid Company Fund

Investor Shares (BCMSX)

(CUSIP Number 115291809)

Institutional Shares (BCMIX)

(CUSIP Number 115291783)

International Equity Fund

Investor Shares (BCIIX)

(CUSIP Number 115291858)

Institutional Shares (BCISX)

(CUSIP Number 115291767)

International Small Company Fund

Investor Shares (BCSVX)

(CUSIP Number 115291742)

Institutional Shares (BCSFX)

(CUSIP Number 115291759)

September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.browncapital.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.browncapital.com.

Any time before January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-892-4226 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.21%
	Business Services - 20.92%
298,881	ACI Worldwide, Inc.(a)	$7,809,760
607,503	ANSYS, Inc.(a)	198,793,207
1,376,002	Guidewire Software, Inc.(a)	143,475,729
1,290,503	NIC, Inc.	25,422,909
943,301	Paycom Software, Inc.(a)	293,649,601
3,390,445	PROS Holdings, Inc.(a)(b)	108,290,813
2,557,315	Q2 Holdings, Inc.(a)	233,380,567
859,537	Tyler Technologies, Inc.(a)	299,600,217
		1,310,422,803

	Consumer Related - 1.92%
2,179,063	Alarm.com Holdings, Inc.(a)	120,393,231

	Industrial Products & Systems - 12.47%
848,615	Balchem Corp.	82,850,282
5,116,891	Cognex Corp.	333,109,604
1,253,373	DMC Global, Inc.(b)	41,286,107
1,463,954	Helios Technologies, Inc.	53,287,926
2,087,270	Proto Labs, Inc.(a)(b)	270,301,465
		780,835,384

	Information/Knowledge Management - 24.22%
2,138,812	Alteryx, Inc. - Class A(a)	242,862,102
1,838,316	American Software, Inc. - Class A(b)	25,809,957
2,269,689	Anaplan, Inc.(a)	142,037,138
1,433,202	Appfolio, Inc. - Class A(a)(b)	203,242,376
1,334,524	Blackbaud, Inc.	74,506,475
1,849,862	Datadog, Inc. - Class A(a)	188,981,902
3,169,624	Manhattan Associates, Inc.(a)	302,667,396
2,299,776	NetScout Systems, Inc.(a)	50,204,110
4,323,754	NextGen Healthcare, Inc.(a)(b)	55,084,626
3,335,377	Smartsheet, Inc. - Class A(a)	164,834,331
2,292,529	Vocera Communications, Inc.(a)(b)	66,666,743
		1,516,897,156

	Medical/Health Care - 32.25%
905,880	ABIOMED, Inc.(a)	250,983,113
785,728	Bio-Techne Corp.	194,648,398
1,305,782	Cantel Medical Corp.	57,376,061
3,138,112	Cardiovascular Systems, Inc.(a)(b)	123,484,707
515,978	Cyclerion Therapeutics, Inc.(a)	3,137,146
3,596,938	Glaukos Corp.(a)(b)	178,120,370
1,909,164	Inogen, Inc.(a)(b)	55,365,756
1,446,065	iRhythm Technologies, Inc.(a)(b)	344,322,537
9,980,218	Ironwood Pharmaceuticals, Inc.(a)(b)	89,772,061
703,787	OrthoPediatrics Corp.(a)	32,317,899
1,141,499	Quidel Corp.(a)	250,422,051
543,208	Tandem Diabetes Care, Inc.(a)	61,654,108
1,214,786	Veeva Systems, Inc. - Class A(a)	341,585,675
1,981,827	Vericel Corp.(a)	36,723,254
		2,019,913,136

Semi-Annual Report | September 30, 2020	1

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.21% (continued)
	Miscellaneous - 4.43%
3,547,514	Neogen Corp.(a)(b)	$277,592,970

Total Common Stocks (Cost $2,785,702,428)		6,026,054,680

SHORT TERM INVESTMENTS - 3.98%
249,286,456	Dreyfus Government Cash Management Institutional Shares, 0.02%(c)	249,286,456

Total Short Term Investments (Cost $249,286,456)		249,286,456

Total Value of Investments (Cost $3,034,988,884) - 100.19%		6,275,341,136
Liabilities in Excess of Other Assets - (0.19)%		(12,174,558)
Net Assets - 100.00%		$6,263,166,578

(a)	Non-income producing investment.

(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2020.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	20.92%	$1,310,422,803
Consumer Related	1.92%	120,393,231
Industrial Products & Systems	12.47%	780,835,384
Information/Knowledge Management	24.22%	1,516,897,156
Medical/Health Care	32.25%	2,019,913,136
Miscellaneous	4.43%	277,592,970
Short Term Investments	3.98%	249,286,456
Liabilities in Excess of Other Assets	(0.19)%	(12,174,558)
Total	100.00%	$6,263,166,578

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

2	www.browncapital.com

The Brown Capital Management Mid Company Fund
Schedule of Investments	September 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.50%
	Business Services - 18.59%
10,289	Bright Horizons Family Solutions, Inc.(a)	$1,564,340
11,972	Envestnet, Inc.(a)	923,760
7,355	Equifax, Inc.	1,153,999
6,263	Jack Henry & Associates, Inc.	1,018,301
19,152	RealPage, Inc.(a)	1,103,921
4,263	Tyler Technologies, Inc.(a)	1,485,911
		7,250,232

	Consumer Related - 8.20%
648	Chipotle Mexican Grill, Inc.(a)	805,924
3,961	Expedia, Inc.	363,184
9,529	LKQ Corp.(a)	264,239
8,507	Norwegian Cruise Line Holdings, Ltd.(a)	145,555
1,093	O’Reilly Automotive, Inc.(a)	503,960
2,607	Tractor Supply Co.	373,687
2,927	Ulta Beauty, Inc.(a)	655,590
7,825	Under Armour, Inc. - Class A(a)	87,875
		3,200,014

	Financial Services - 10.34%
7,717	Broadridge Financial Solutions, Inc.	1,018,644
5,261	FleetCor Technologies, Inc.(a)	1,252,644
2,372	MarketAxess Holdings, Inc.	1,142,332
4,829	T Rowe Price Group, Inc.	619,174
		4,032,794

	Industrial Products & Systems - 12.61%
17,557	Cognex Corp.	1,142,961
27,878	Fastenal Co.	1,257,019
5,737	IPG Photonics Corp.(a)	975,118
5,405	Quanta Services, Inc.	285,708
10,306	SiteOne Landscape Supply, Inc.(a)	1,256,817
		4,917,623

	Information/Knowledge Management - 18.54%
3,488	ANSYS, Inc.(a)	1,141,378
4,613	Autodesk, Inc.(a)	1,065,649
3,509	Blackbaud, Inc.	195,908
8,769	Guidewire Software, Inc.(a)	914,344
14,564	Manhattan Associates, Inc.(a)	1,390,716
2,468	Shopify, Inc. - Class A(a)	2,524,690
		7,232,685

	Medical/Health Care - 28.22%
2,329	Align Technology, Inc.(a)	762,421
3,670	Cerner Corp.	265,304
7,339	Charles River Laboratories International, Inc.(a)	1,661,917
4,080	DexCom, Inc.(a)	1,681,898
14,052	Edwards Lifesciences Corp.(a)	1,121,631
1,210	Jazz Pharmaceuticals PLC(a)	172,534
5,448	Masimo Corp.(a)	1,286,055
14,086	Omnicell, Inc.(a)	1,051,661
1,418	Teladoc Health, Inc.(a)	310,882

Semi-Annual Report | September 30, 2020	3

The Brown Capital Management Mid Company Fund
Schedule of Investments	September 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.50% (continued)
	Medical/Health Care - 28.22% (continued)
6,356	Veeva Systems, Inc. - Class A(a)	$1,787,244
5,462	Zoetis, Inc.	903,251
		11,004,798

Total Common Stocks (Cost $21,019,594)		37,638,146

SHORT TERM INVESTMENTS - 3.55%
1,384,363	Dreyfus Government Cash Management Institutional Shares, 0.02%(b)	1,384,363

Total Short Term Investments (Cost $1,384,363)		1,384,363

Total Value of Investments (Cost $22,403,957) - 100.05%		39,022,509
Liabilities in Excess of Other Assets - (0.05)%		(21,092)
Net Assets - 100.00%		$39,001,417

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at September 30, 2020.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	18.59%	$7,250,232
Consumer Related	8.20%	3,200,014
Financial Services	10.34%	4,032,794
Industrial Products & Systems	12.61%	4,917,623
Information/Knowledge Management	18.54%	7,232,685
Medical/Health Care	28.22%	11,004,798
Short Term Investments	3.55%	1,384,363
Liabilities in Excess of Other Assets	(0.05)%	(21,092)
Total	100.00%	$39,001,417

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

4	www.browncapital.com

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.15%
	Australia - 5.85%
2,511	Atlassian Corp. PLC(a)	$456,475
9,521	Cochlear, Ltd.	1,350,245
9,116	REA Group, Ltd.	718,031
		2,524,751

	Canada - 1.86%
14,113	Descartes Systems Group, Inc.(a)	803,928

	Denmark - 7.52%
12,655	Chr Hansen Holding A/S	1,406,620
16,686	Novo Nordisk A/S - Class B	1,154,506
5,223	SimCorp A/S	687,226
		3,248,352

	France - 5.30%
6,639	Dassault Systemes SE	1,243,484
4,223	EssilorLuxottica SA(a)	575,092
4,484	Ipsen SA	470,791
		2,289,367

	Germany - 8.56%
13,852	Carl Zeiss Meditec AG	1,754,014
1,154	Rational AG	905,167
6,656	SAP SE	1,036,042
		3,695,223

	Hong Kong - 4.13%
464,146	Kingdee International Software Group Co., Ltd.	1,197,788
117,443	Kingsoft Corp., Ltd.	585,696
		1,783,484

	Ireland - 8.75%
12,684	DCC PLC	983,322
6,413	Flutter Entertainment PLC(a)	1,020,323
9,273	ICON PLC(a)	1,771,978
		3,775,623

	Israel - 2.38%
4,899	Check Point Software Technologies, Ltd.(a)	589,546
4,217	CyberArk Software, Ltd.(a)	436,122
		1,025,668

	Italy - 1.35%
32,174	Azimut Holding SpA	581,683

	Japan - 14.20%
17,700	CyberAgent, Inc.	1,085,848
5,000	GMO Payment Gateway, Inc.	532,878
24,800	Kakaku.com, Inc.	650,658
26,800	M3, Inc.	1,651,733
35,000	MonotaRO Co., Ltd.	1,732,328

Semi-Annual Report | September 30, 2020	5

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.15% (continued)
	Japan - 14.20% (continued)
44,333	Rakuten, Inc.	$475,845
		6,129,290

	Mexico - 1.25%
96,427	Fomento Economico Mexicano SAB de CV	541,629

	Netherlands - 3.57%
18,061	Wolters Kluwer NV	1,542,441

	Spain - 3.52%
52,674	Grifols SA	1,518,628

	Switzerland - 14.65%
152	Chocoladefabriken Lindt & Spruengli AG	1,283,101
394	Givaudan SA	1,698,257
669	Partners Group Holding AG	615,650
1,598	Roche Holding AG	546,778
1,609	Tecan Group AG	801,836
10,222	Temenos AG	1,376,732
		6,322,354

	United Kingdom - 12.26%
49,623	Abcam PLC	783,743
93,950	AJ Bell PLC	546,743
30,134	Diageo PLC	1,030,415
51,734	Ocado Group PLC(a)	1,831,765
49,309	RELX PLC	1,098,187
		5,290,853

Total Common Stocks (Cost $27,696,561)		41,073,274

SHORT TERM INVESTMENTS - 4.60%
1,987,213	Dreyfus Government Cash Management Institutional Shares, 0.02%(b)	1,987,213

Total Short Term Investments (Cost $1,987,213)		1,987,213

Total Value of Investments (Cost $29,683,774) - 99.75%		43,060,487
Other Assets in Excess of Liabilities - 0.25%		106,410
Net Assets - 100.00%		$43,166,897

(a)	Non-income producing investment.

(b)	Represents 7 day effective yield at September 30, 2020.

See Notes to Financial Statements.

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The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2020 (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value
Communication Services	5.69%	$2,454,537
Consumer Discretionary	7.70%	3,327,933
Consumer Staples	6.61%	2,855,145
Financials	4.05%	1,744,076
Health Care	28.69%	12,379,344
Industrials	14.50%	6,261,445
Information Technology	20.72%	8,945,917
Materials	7.19%	3,104,877
Short Term Investments	4.60%	1,987,213
Other Assets in Excess of Liabilities	0.25%	106,410
Total	100.00%	$43,166,897

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2020	7

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.05%
	Argentina - 2.53%
31,667	MercadoLibre, Inc.(a)	$34,278,894

	Australia - 5.15%
597,739	REA Group, Ltd.	47,081,536
1,235,564	WiseTech Global, Ltd.	22,823,456
		69,904,992

	Austria - 0.60%
307,758	Schoeller-Bleckmann Oilfield Equipment AG	8,208,949

	Canada - 10.55%
1,260,340	Descartes Systems Group, Inc.(a)	71,793,616
484,880	Kinaxis, Inc.(a)	71,376,462
		143,170,078

	Denmark - 7.97%
1,450,093	Ambu A/S - Class B	41,105,646
1,023,632	NNIT A/S	21,246,744
347,861	SimCorp A/S	45,770,463
		108,122,853

	France - 10.20%
1,273,948	Albioma SA	66,392,689
888,463	Interparfums SA(a)	45,521,606
1,117,663	Lectra	26,470,311
		138,384,606

	Germany - 12.95%
2,084,753	Evotec SE(a)	55,167,457
970,965	Nexus AG	52,367,061
468,108	STRATEC SE	68,275,240
		175,809,758

	Hong Kong - 2.87%
15,116,000	Kingdee International Software Group Co., Ltd.	39,008,781

	India - 1.92%
491,476	CRISIL, Ltd.	11,859,240
2,987,208	Emami, Ltd.	14,223,450
		26,082,690

	Ireland - 1.24%
105,810	Flutter Entertainment PLC(a)	16,834,621

	Israel - 2.64%
346,268	CyberArk Software, Ltd.(a)	35,811,037

	Italy - 1.60%
1,201,965	Azimut Holding SpA	21,730,664

	Japan - 13.74%
206,500	GMO Payment Gateway, Inc.	22,007,870

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The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.05% (continued)
	Japan - 13.74% (continued)
1,370,514	Hiday Hidaka Corp.	$24,872,363
1,212,300	Kakaku.com, Inc.	31,806,136
861,200	M3, Inc.	53,077,324
328,209	Software Service, Inc.	34,450,041
1,011,200	Towa Pharmaceutical Co., Ltd.	20,221,124
		186,434,858

	New Zealand - 1.80%
4,177,375	Pushpay Holdings, Ltd.(a)	24,457,375

	Sweden - 0.20%
59,587	MIPS AB	2,662,697

	Switzerland - 2.08%
30,674	Partners Group Holding AG	28,227,873

	United Kingdom - 19.01%
3,036,691	Abcam PLC	47,961,364
4,020,632	AJ Bell PLC	23,398,088
1,234,834	Dechra Pharmaceuticals PLC	51,370,420
316,128	GW Pharmaceuticals PLC(a)(b)	30,775,061
613,579	Immunodiagnostic Systems Holdings PLC	1,820,991
1,734,481	PayPoint PLC	11,280,013
1,537,726	Playtech PLC(a)	7,196,743
3,169,337	Rightmove PLC(a)	25,633,441
21,360,809	Vectura Group PLC	28,389,937
887,063	Victrex PLC	20,958,120
956,618	Vitec Group PLC(a)	9,208,457
		257,992,635

Total Common Stocks (Cost $1,039,312,310)		1,317,123,361

SHORT TERM INVESTMENTS - 4.62%
62,774,138	Dreyfus Government Cash Management Institutional Shares, 0.02%(c)	62,774,138

Total Short Term Investments (Cost $62,774,138)		62,774,138

Total Value of Investments (Cost $1,102,086,448) - 101.67%		1,379,897,499
Liabilities in Excess of Other Assets - (1.67)%		(22,681,195)
Net Assets - 100.00%		$1,357,216,304

(a)	Non-income producing investment.

(b)	American Depositary Receipt.

(c)	Represents 7 day effective yield at September 30, 2020.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2020	9

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	19.79%	$268,753,424
Consumer Related	11.42%	154,798,831
Industrial Products & Systems	4.10%	55,637,380
Information/Knowledge Management	31.43%	426,453,797
Medical/Health Care	21.63%	293,716,820
Miscellaneous	8.68%	117,763,109
Short Term Investments	4.62%	62,774,138
Liabilities in Excess of Other Assets	(1.67)%	(22,681,195)
Total	100.00%	$1,357,216,304

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

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The Brown Capital Management Mutual Funds

Statements of Assets and Liabilities	September 30, 2020 (Unaudited)

	Small Company Fund	Mid Company Fund	International Equity Fund		International Small Company Fund
Assets:
Unaffiliated Investments, at cost	$1,731,946,417	$22,403,957	$29,683,774		$1,102,086,448
Affiliated Investments, at cost	1,303,042,467	—	—		—
Unaffiliated Investments, at value (Note 1)	$4,436,000,648	$39,022,509	$43,060,487		$1,379,897,499
Affiliated Investments, at value (Note 1)	1,839,340,488	—	—		—
Total Investments, at value	$6,275,341,136	$39,022,509	$43,060,487		$1,379,897,499
Foreign Cash, at value	—	—	8,460	*	164,892	**
Receivables:
Fund shares sold	4,278,231	5,042	8,275		638,425
Dividends, interest and reclaims, at value	7,529	5,406	135,364	*	1,093,782	**
Prepaid expenses	65,074	14,797	17,898		31,671
Total Assets	6,279,691,970	39,047,754	43,230,484		1,381,826,269
Liabilities:
Payables:
Investments purchased	7,438,110	—	—		22,228,690
Fund shares redeemed	3,221,149	21	28		794,697
Foreign Capital Gains Tax	—	—	—		316,150
Accrued expenses:
Advisory fees	5,028,592	10,176	15,255		1,083,742
Administration fees	31,954	3,805	5,992		14,089
Trustees’ fees	2,249	2,249	2,249		2,249
Custody fees	121,869	2,097	12,153		123,517
Transfer agent fees	98,611	11,646	11,550		10,913
Chief compliance officer fees	19	19	19		19
12b-1 fees - Investor Class	341,087	2,323	663		19,931
Legal and audit fees	12,047	11,295	11,295		8,901
Printing fees	215,346	523	526		6,814
Other expenses	14,359	2,183	3,857		253
Total Liabilities	16,525,392	46,337	63,587		24,609,965
Net Assets	$6,263,166,578	$39,001,417	$43,166,897		$1,357,216,304
Net Assets Consist of:
Paid-in capital	$2,562,041,139	$21,578,452	$28,678,751		$1,070,764,597
Total distributable earnings (deficit)	3,701,125,439	17,422,965	14,488,146		286,451,707
Net Assets	$6,263,166,578	$39,001,417	$43,166,897		$1,357,216,304

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2020	11

The Brown Capital Management Mutual Funds

Statements of Assets and Liabilities	September 30, 2020 (Unaudited)

	Small Company Fund	Mid Company Fund	International Equity Fund		International Small Company Fund
Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$120.30	$15.43	$16.87	(a)	$21.57	(a)
Net Assets	$2,107,287,893	$11,504,603	$3,339,331		$100,151,899
Shares Outstanding, no par value (unlimited shares authorized)	17,516,407	745,725	197,905		4,643,516
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$123.11	$16.23	$16.93	(a)	$21.84	(a)
Net Assets	$4,155,878,685	$27,496,814	$39,827,566		$1,257,064,405
Shares Outstanding, no par value (unlimited shares authorized)	33,758,032	1,694,029	2,352,085		57,550,042

*	At Cost; $8,240 for Foreign Cash and $135,530 for dividends and reclaims.

**	At Cost; $164,891 for Foreign Cash and $1,093,331 for dividends and reclaims.

(a)	Redemption price per share may be reduced for any applicable redemption fees. For a description of the possible redemption fees, please see the Funds’ Prospectus.

See Notes to Financial Statements.

12	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Operations	For the Six Months Ended September 30, 2020 (Unaudited)

	Small Company Fund	Mid Company Fund	International Equity Fund	International Small Company Fund
Investment Income:
Dividends	$1,713,503	$53,753	$248,105	$5,341,607
Dividends from affiliated investments	561,102	—	—	—
Foreign taxes withheld	—	—	(27,430)	(702,004)
Total Investment Income	2,274,605	53,753	220,675	4,639,603

Expenses:
Advisory fees (Note 2)	28,971,768	130,074	155,174	5,402,963
Administration fees (Note 2)	173,899	6,030	4,998	55,014
Transfer agent fees (Note 2)	628,743	23,041	22,399	40,357
Custody fees	141,619	2,542	15,375	142,807
Registration fees	41,107	19,420	20,255	50,005
12b-1 Fees - Investor Class (Note 2)	2,065,527	12,849	3,400	95,340
Legal fees (Note 2)	23,645	23,645	23,645	23,750
Audit and tax preparation fees	8,273	7,521	7,521	7,521
Trustees’ fees and expenses (Note 2)	22,890	22,890	22,890	22,890
Compliance services fees (Note 2)	6,769	6,769	6,769	6,769
Printing fees	231,143	1,177	1,159	10,114
Other expenses	28,230	2,993	3,771	9,093
Total Expenses	32,343,613	258,951	287,356	5,866,623
Expenses waived by Advisor - Investor Class (Note 2)	—	(26,576)	(8,727)	—
Expenses waived by Advisor - Institutional Class (Note 2)	—	(63,050)	(102,396)	—
Net Expenses	32,343,613	169,325	176,233	5,866,623
Net Investment Income/(Loss)	(30,069,008)	(115,572)	44,442	(1,227,020)
Realized and Unrealized Gain/(Loss) on:
Net realized gain from investments	306,907,180	564,272	1,079,375	12,262,663
Net realized gain from affiliated investments	43,507,649	—	—	—
Net realized gain/(loss) from foreign currency transactions	—	—	1,633	(102,767)
Net change in unrealized appreciation of investments	1,169,393,411	11,406,792	7,960,177	354,930,228
Net change in unrealized appreciation of affiliated investments	471,905,953	—	—	—
Net change in unrealized appreciation of foreign currency translations	—	—	4,155	3,004
Net change in unrealized foreign capital gains tax	—	—	—	(316,150)
Net Realized and Unrealized Gain on Investments and Foreign Currencies	1,991,714,193	11,971,064	9,045,340	366,776,978
Net Increase in Net Assets Resulting From Operations	$1,961,645,185	$11,855,492	$9,089,782	$365,549,958

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2020	13

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		Mid Company Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2020	Year Ended	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020	(Unaudited)	March 31, 2020
Operations:
Net investment loss	$(30,069,008)	$(49,119,567)	$(115,572)	$(148,411)
Net realized gain from investments and foreign currency transactions	350,414,829	514,001,416	564,272	1,447,247
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translations	1,641,299,364	(875,197,101)	11,406,792	(1,998,047)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,961,645,185	(410,315,252)	11,855,492	(699,211)
Distributions to Shareholders: (Note 4)
Investor	—	(177,331,411)	—	(459,388)
Institutional	—	(248,789,747)	—	(835,919)
Net Decrease in Net Assets from Distributions	—	(426,121,158)	—	(1,295,307)
Capital Share Transactions:
Shares sold
Investor	162,814,769	309,419,579	1,633,812	2,623,832
Institutional	535,335,340	954,018,001	3,265,693	3,322,109
Reinvested dividends and distributions
Investor	—	171,800,723	—	454,795
Institutional	—	236,196,902	—	835,919
Shares redeemed
Investor	(504,930,038)	(620,483,428)	(1,183,422)	(3,312,469)
Institutional	(369,227,202)	(810,588,840)	(687,481)	(1,453,601)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(176,007,131)	240,362,937	3,028,602	2,470,585
Net Increase/(Decrease) in Net Assets	1,785,638,054	(596,073,473)	14,884,094	476,067
Net Assets:
Beginning of Period	4,477,528,524	5,073,601,997	24,117,323	23,641,256
End of Period	$6,263,166,578	$4,477,528,524	$39,001,417	$24,117,323

See Notes to Financial Statements.

14	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		Mid Company Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2020	Year Ended	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020	(Unaudited)	March 31, 2020
Share Information:
Investor Class:
Shares sold	1,498,842	3,105,662	111,228	208,216
Reinvested distributions	—	1,755,577	—	36,181
Shares redeemed	(4,556,496)	(6,334,307)	(80,826)	(263,968)
Net Increase/(Decrease) in Capital Shares	(3,057,654)	(1,473,068)	30,402	(19,571)
Shares Outstanding, Beginning of Period	20,574,061	22,047,129	715,323	734,894
Shares Outstanding, End of Period	17,516,407	20,574,061	745,725	715,323
Share Information:
Institutional Class:
Shares sold	4,888,926	9,391,926	243,569	267,943
Reinvested distributions	—	2,362,441	—	63,327
Shares redeemed	(3,313,344)	(7,967,724)	(49,991)	(110,243)
Net Increase in Capital Shares	1,575,582	3,786,643	193,578	221,027
Shares Outstanding, Beginning of Period	32,182,450	28,395,807	1,500,451	1,279,424
Shares Outstanding, End of Period	33,758,032	32,182,450	1,694,029	1,500,451

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2020	15

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	International Equity Fund		International Small Company Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2020	Year Ended	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020	(Unaudited)	March 31, 2020
Operations:
Net investment income/(loss)	$44,442	$239,757	$(1,227,020)	$44,887
Net realized gain/(loss) from investments and foreign currency transactions	1,081,008	875,453	12,159,896	(1,096,650)
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translations	7,964,332	(2,734,205)	354,617,082	(102,783,571)
Net Increase/(Decrease) in Net Assets Resulting from Operations	9,089,782	(1,618,995)	365,549,958	(103,835,334)
Distributions to Shareholders: (Note 4)
Investor	—	(21,640)	—	(162,557)
Institutional	—	(264,854)	—	(2,447,394)
Net Decrease in Net Assets from Distributions	—	(286,494)	—	(2,609,951)
Capital Share Transactions:
Shares sold
Investor	853,597	914,429	35,709,252	45,345,793
Institutional	6,062,193	1,642,150	280,154,070	518,335,181
Reinvested dividends and distributions
Investor	—	10,214	—	155,701
Institutional	—	248,504	—	2,372,329
Shares redeemed, net of redemption fees (Note 1)
Investor	(560,356)	(1,441,533)	(11,036,289)	(26,034,167)
Institutional	(593,214)	(7,123,375)	(57,137,429)	(52,439,938)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	5,762,220	(5,749,611)	247,689,604	487,734,899
Net Increase/(Decrease) in Net Assets	14,852,002	(7,655,100)	613,239,562	381,289,614
Net Assets:
Beginning of Period	28,314,895	35,969,995	743,976,742	362,687,128
End of Period	$43,166,897	$28,314,895	$1,357,216,304	$743,976,742

See Notes to Financial Statements.

16	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	International Equity Fund		International Small Company Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2020	Year Ended	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020	(Unaudited)	March 31, 2020
Share Information:
Investor Class:
Shares sold	52,960	64,357	1,804,285	2,634,488
Reinvested distributions	—	680	—	8,892
Shares redeemed	(37,881)	(100,372)	(585,258)	(1,620,764)
Net Increase/(Decrease) in Capital Shares	15,079	(35,335)	1,219,027	1,022,616
Shares Outstanding, Beginning of Period	182,826	218,161	3,424,489	2,401,873
Shares Outstanding, End of Period	197,905	182,826	4,643,516	3,424,489
Share Information:
Institutional Class:
Shares sold	373,138	116,166	13,948,233	30,554,832
Reinvested distributions	—	16,501	—	133,775
Shares redeemed	(40,196)	(514,380)	(2,873,546)	(3,279,532)
Net Increase/(Decrease) in Capital Shares	332,942	(381,713)	11,074,687	27,409,075
Shares Outstanding, Beginning of Period	2,019,143	2,400,856	46,475,355	19,066,280
Shares Outstanding, End of Period	2,352,085	2,019,143	57,550,042	46,475,355

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2020	17

The Brown Capital Management Small Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the	For the
	2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
Net Asset Value, Beginning of Year	$83.73		$99.54	$95.37	$79.90	$67.50	$75.13
Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.64)		(1.07)	(0.99)	(0.88)	(0.63)	(0.54)
Net Realized and Unrealized Gain/(Loss) on Investments	37.21		(6.21)	10.86	21.65	17.10	(0.56)
Total from Investment Operations	36.57		(7.28)	9.87	20.77	16.47	(1.10)
Less Distributions:
Distributions (from capital gains)	—		(8.53)	(5.70)	(5.30)	(4.07)	(6.53)
Total Distributions	—		(8.53)	(5.70)	(5.30)	(4.07)	(6.53)
Net Asset Value, End of Year	$120.30		$83.73	$99.54	$95.37	$79.90	$67.50

Total Return(b)	43.68	%(c)	(8.55%)	11.05%	26.54%	24.75%	(1.87%)

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$2,107,288		$1,722,739	$2,194,657	$2,099,756	$2,049,694	$1,792,557
Average Net Assets for the Year (000s)	$2,062,013		$2,193,187	$2,241,764	$2,074,586	$2,021,964	$1,898,838
Ratio of Expenses to Average Net Assets(d)	1.24	%(e)	1.25%	1.25%	1.25%	1.28%	1.26%
Ratio of Net Investment Loss to Average Net Assets	(1.16	%)(e)	(1.05%)	(0.97%)	(0.98%)	(0.84%)	(0.74%)
Portfolio Turnover Rate	7	%(c)	17%	17%	12%	14%	22%

(a)	Calculated using average shares method.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not Annualized.

(d)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(e)	Annualized.

See Notes to Financial Statements.
18	www.browncapital.com

The Brown Capital Management Small Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the	For the
	2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
Net Asset Value, Beginning of Year	$85.60		$101.39	$96.83	$80.91	$68.17	$75.66
Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.54)		(0.88)	(0.80)	(0.71)	(0.49)	(0.39)
Net Realized and Unrealized Gain/(Loss) on Investments	38.05		(6.38)	11.06	21.93	17.30	(0.57)
Total from Investment Operations	37.51		(7.26)	10.26	21.22	16.81	(0.96)
Less Distributions:
Distributions (from capital gains)	—		(8.53)	(5.70)	(5.30)	(4.07)	(6.53)
Total Distributions	—		(8.53)	(5.70)	(5.30)	(4.07)	(6.53)
Net Asset Value, End of Year	$123.11		$85.60	$101.39	$96.83	$80.91	$68.17

Total Return(b)	43.82	%(c)	(8.37%)	11.29%	26.77%	25.01%	(1.66%)

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$4,155,879		$2,754,789	$2,878,945	$2,420,961	$1,533,407	$860,998
Average Net Assets for the Year (000s)	$3,726,346		$3,096,903	$2,770,899	$1,956,032	$1,091,159	$735,089
Ratio of Expenses to Average Net Assets	1.04	%(d)	1.05%	1.05%	1.05%	1.08%	1.06%
Ratio of Net Investment Loss to Average Net Assets	(0.97	%)(d)	(0.85%)	(0.77%)	(0.78%)	(0.65%)	(0.53%)
Portfolio Turnover Rate	7	%(c)	17%	17%	12%	14%	22%

(a)	Calculated using average shares method.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2020	19

The Brown Capital Management Mid Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the	For the
	2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
Net Asset Value, Beginning of Year	$10.52		$11.40	$11.17	$11.90	$11.42	$26.49
Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.06)		(0.09)	(0.07)	(0.07)	(0.06)	(0.08)
Net Realized and Unrealized Gain/(Loss) on Investments	4.97		(0.18)	1.44	1.76	1.15	(3.77)
Total from Investment Operations	4.91		(0.27)	1.37	1.69	1.09	(3.85)
Less Distributions:
Distributions (from capital gains)	—		(0.61)	(1.14)	(2.42)	(0.61)	(11.22)
Total Distributions	—		(0.61)	(1.14)	(2.42)	(0.61)	(11.22)
Net Asset Value, End of Year	$15.43		$10.52	$11.40	$11.17	$11.90	$11.42

Total Return(b)	46.67	%(c)	(3.22%)	13.93%	14.90%	9.83%	(15.04%)

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$11,505		$7,527	$8,381	$8,369	$8,569	$11,954
Average Net Assets for the Year (000s)	$10,273		$9,370	$8,338	$8,316	$9,848	$17,647
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(d)	1.67	%(e)	1.84%	2.05%	2.00%	1.96%	1.60%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(d)	1.15	%(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.84	%)(e)	(0.71%)	(0.64%)	(0.56%)	(0.53%)	(0.43%)
Portfolio Turnover Rate	2	%(c)	12%	25%	28%	45%	37%

(a)	Calculated using average shares method.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not Annualized.

(d)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(e)	Annualized.

See Notes to Financial Statements.
20	www.browncapital.com

The Brown Capital Management Mid Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the	For the
	2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
Net Asset Value, Beginning of Year	$11.06		$11.93	$11.60	$12.25	$11.70	$26.77
Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.04)		(0.06)	(0.05)	(0.04)	(0.03)	(0.02)
Net Realized and Unrealized Gain/(Loss) on Investments	5.21		(0.20)	1.52	1.81	1.19	(3.83)
Total from Investment Operations	5.17		(0.26)	1.47	1.77	1.16	(3.85)
Less Distributions:
Distributions (from capital gains)	—		(0.61)	(1.14)	(2.42)	(0.61)	(11.22)
Total Distributions	—		(0.61)	(1.14)	(2.42)	(0.61)	(11.22)
Net Asset Value, End of Year	$16.23		$11.06	$11.93	$11.60	$12.25	$11.70

Total Return(b)	46.75	%(c)	(2.99%)	14.29%	15.14%	10.20%	(14.87%)

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$27,497		$16,590	$15,260	$12,217	$11,432	$11,373
Average Net Assets for the Year (000s)	$24,400		$17,753	$13,043	$11,502	$10,675	$21,677
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.42	%(d)	1.59%	1.81%	1.75%	1.72%	1.35%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Loss to Average Net Assets	(0.59	%)(d)	(0.46%)	(0.39%)	(0.31%)	(0.27%)	(0.08%)
Portfolio Turnover Rate	2	%(c)	12%	25%	28%	45%	37%

(a)	Calculated using average shares method.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2020	21

The Brown Capital Management International Equity Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the	For the
	2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
Net Asset Value, Beginning of Year	$12.83		$13.71	$13.96	$12.38	$12.41	$12.63
Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.00	(b)	0.06	0.10	0.10	0.16	0.12
Net Realized and Unrealized Gain/(Loss) on Investments	4.04		(0.85)	(0.26)	1.59	0.02	(0.36)
Total from Investment Operations	4.04		(0.79)	(0.16)	1.69	0.18	(0.24)
Less Distributions:
Distributions (from net investment income)	—		(0.09)	(0.10)	(0.11)	(0.21)	(0.04)
Total Distributions	—		(0.09)	(0.10)	(0.11)	(0.21)	(0.04)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	0.00	(b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)	0.06
Net Asset Value, End of Year	$16.87		$12.83	$13.71	$13.96	$12.38	$12.41

Total Return(c)	31.49	%(d)	(5.85%)	(0.99%)	13.64%	1.60%	(1.44%)

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$3,339		$2,346	$2,991	$2,879	$3,696	$4,324
Average Net Assets for the Year (000s)	$2,718		$3,162	$2,930	$3,091	$4,479	$1,975
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(e)	1.89	%(f)	1.91%	1.83%	1.76%	1.87%	2.04%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(e)	1.25	%(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.03	%(f)	0.42%	0.72%	0.77%	1.33%	0.97%
Portfolio Turnover Rate	9	%(d)	25%	28%	5%	2%	2%

(a)	Calculated using average shares method.

(b)	Less than $0.005 per share.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.

(e)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(f)	Annualized.

See Notes to Financial Statements.
22	www.browncapital.com

The Brown Capital Management International Equity Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the	For the
	2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
Net Asset Value, Beginning of Year	$12.86		$13.74	$13.98	$12.38	$12.38	$12.64
Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.02		0.10	0.13	0.11	0.19	0.10
Net Realized and Unrealized Gain/(Loss) on Investments	4.05		(0.86)	(0.26)	1.62	0.05	(0.28)
Total from Investment Operations	4.07		(0.76)	(0.13)	1.73	0.24	(0.18)
Less Distributions:
Distributions (from net investment income)	—		(0.12)	(0.12)	(0.13)	(0.24)	(0.08)
Total Distributions	—		(0.12)	(0.12)	(0.13)	(0.24)	(0.08)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	0.00	(b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)	0.00 (b)
Net Asset Value, End of Year	$16.93		$12.86	$13.74	$13.98	$12.38	$12.38

Total Return(c)	31.65	%(d)	(5.63%)	(0.71%)	13.97%	2.09%	(1.47%)

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$39,828		$25,969	$32,979	$35,967	$29,239	$29,676
Average Net Assets for the Year (000s)	$31,752		$31,739	$35,068	$33,521	$29,244	$21,936
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.64	%(e)	1.66%	1.58%	1.51%	1.61%	1.79%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.28	%(e)	0.71%	0.97%	0.83%	1.56%	0.79%
Portfolio Turnover Rate	9	%(d)	25%	28%	5%	2%	2%

(a)	Calculated using average shares method.

(b)	Less than $0.005 per share.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.

(e)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2020	23

The Brown Capital Management International Small Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended
	September 30,		For the	For the	For the	For the
	2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Investor Class	(Unaudited)		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016(a)
Net Asset Value, Beginning of Period	$14.75		$16.76	$16.27	$11.70	$10.31	$10.00
Income/(Loss) from Investment Operations:
Net Investment Loss(b)	(0.05)		(0.03)	(0.05)	(0.05)	(0.03)	(0.02)
Net Realized and Unrealized Gain/(Loss) on Investments	6.87		(1.93)	0.58	4.66	1.64	0.33
Total from Investment Operations	6.82		(1.96)	0.53	4.61	1.61	0.31
Less Distributions:
Distributions (from capital gains)	—		(0.05)	(0.04)	(0.04)	(0.22)	—
Total Distributions	—		(0.05)	(0.04)	(0.04)	(0.22)	—
Redemption Fees Added to Paid-in Capital (Note 1)(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—
Net Asset Value, End of Period	$21.57		$14.75	$16.76	$16.27	$11.70	$10.31

Total Return(d)	46.24	%(e)	(11.72%)	3.32%	39.49%	15.84%	3.10	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$100,152		$50,516	$40,248	$3,417	$891	$319
Average Net Assets for the Period (000s)	$76,334		$51,728	$23,846	$1,465	$590	$157
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(f)	1.31	%(g)	1.39%	1.75%	3.73%	7.99%	13.59	%(g)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(f)	1.31	%(g)	1.39%	1.46%	1.50%	1.50%	1.50	%(g)
Ratio of Net Investment Loss to Average Net Assets	(0.48	%)(g)	(0.15%)	(0.34%)	(0.36%)	(0.28%)	(0.31	%)(g)
Portfolio Turnover Rate	11	%(e)	4%	7%	3%	11%	—	%(e)(h)

(a)	The Fund began offering Investor Class Shares on September 30, 2015.

(b)	Calculated using average shares method.

(c)	Less than $0.005 per share.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not Annualized.

(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on September 30, 2015.

(g)	Annualized.

(h)	Less than 0.5%.

See Notes to Financial Statements.
24	www.browncapital.com

The Brown Capital Management International Small Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended
	September 30,		For the		For the	For the	For the
	2020		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
Institutional Class	(Unaudited)		March 31, 2020		March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016(a)
Net Asset Value, Beginning of Period	$14.92		$16.91		$16.38	$11.75	$10.32	$10.00
Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(b)	(0.02)		0.00	(c)	(0.01)	(0.03)	0.00 (c)	(0.02)
Net Realized and Unrealized Gain/(Loss) on Investments	6.94		(1.94)		0.58	4.70	1.65	0.34
Total from Investment Operations	6.92		(1.94)		0.57	4.67	1.65	0.32
Less Distributions:
Dividends (from net investment income)	—		(0.00	)(c)	—	—	—	—
Distributions (from capital gains)	—		(0.05)		(0.04)	(0.04)	(0.22)	—
Total Distributions	—		(0.05)		(0.04)	(0.04)	(0.22)	—
Redemption Fees Added to Paid-in Capital (Note 1)(b)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	—	—
Net Asset Value, End of Period	$21.84		$14.92		$16.91	$16.38	$11.75	$10.32

Total Return(d)	46.38	%(e)	(11.48%)		3.54%	39.84%	16.21%	3.20	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,257,064		$693,460		$322,439	$27,547	$5,225	$2,525
Average Net Assets for the Period (000s)	$1,004,683		$598,865		$107,782	$14,171	$3,772	$2,201
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.06	%(f)	1.14%		1.41%	3.09%	7.83%	13.34	%(f)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.06	%(f)	1.14%		1.19%	1.25%	1.25%	1.25	%(f)
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.21	%)(f)	0.02%		(0.04%)	(0.22%)	0.03%	(0.33	%)(f)
Portfolio Turnover Rate	11	%(e)	4%		7%	3%	11%	—	%(e)(g)

(a)	The Fund began offering Institutional Class Shares on September 30, 2015.

(b)	Calculated using average shares method.

(c)	Less than $0.005 per share.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not Annualized.

(f)	Annualized.

(g)	Less than 0.5%.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2020	25

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2020 (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies that have total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014, the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability

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The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2020 (Unaudited)

that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2020:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,026,054,680	$—	$—	$6,026,054,680
Short Term Investments	249,286,456	—	—	249,286,456
Total	$6,275,341,136	$—	$—	$6,275,341,136

Mid Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$37,638,146	$—	$—	$37,638,146
Short Term Investments	1,384,363	—	—	1,384,363
Total	$39,022,509	$—	$—	$39,022,509

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$41,073,274	$—	$—	$41,073,274
Short Term Investments	1,987,213	—	—	1,987,213
Total	$43,060,487	$—	$—	$43,060,487

Semi-Annual Report | September 30, 2020	27

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2020 (Unaudited)

International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,317,123,361	$—	$—	$1,317,123,361
Short Term Investments	62,774,138	—	—	62,774,138
Total	$1,379,897,499	$—	$—	$1,379,897,499

*	See Schedule of Investments for industry/country classifications.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value with respect to the International Small Company Fund:

Asset Type	Balance as of March 31, 2020*	Accrued Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of September 30, 2020	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2020
Common Stock	$—	$—	$—	$(5,175,214)	$5,888,119	$62,358	$(775,263)	$—	$—	$—	$—
	$—	$—	$—	$(5,175,214)	$5,888,119	$62,358	$(775,263)	$—	$—	$—	$—

*	Security transferred in at zero value

For the other Funds there were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used are not applicable for these Funds.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/loss or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

In-Kind Subscriptions

On August 4, 2020, the International Small Company Fund received portfolio securities rather than cash as payment for certain subscriptions of Fund shares (in-kind subscriptions). The proceeds for the in-kind subscriptions, which are included in Subscriptions of shares in the Statements of Changes in Net Assets, were $29,795,780 and represented 2.45% of the Fund’s net assets on August 4, 2020.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended September 30, 2020, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

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The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2020 (Unaudited)

Small Company Fund

Security Name	Market Value as of March 31, 2020	Purchases	Sales	Market Value as of September 30, 2020*	Share Balance as of September 30, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
American Software, Inc.	$26,122,470	$—	$—	$25,809,957	1,838,316	$404,430	$(312,513)	$—
AppFolio Inc.	100,402,649	64,777,351	—	203,242,376	1,433,202	—	38,062,376	—
Cardiovascular Systems, Inc.	110,492,923	—	—	123,484,707	3,138,112	—	12,991,784	—
DMC Global, Inc.	28,840,113	—	—	41,286,107	1,253,373	156,672	12,445,994	—
Glaukos Corp	75,934,857	49,631,342	—	178,120,370	3,596,938	—	52,554,171	—
Inogen, Inc.	98,627,412	—	—	55,365,756	1,909,164	—	(43,261,656)	—
iRhythm Technologies Inc.	146,502,808	—	(73,696,083)	344,322,537	1,446,065	—	228,008,163	43,507,649
Ironwood Pharmaceuticals Inc.	100,700,400	—	—	89,772,061	9,980,218	—	(10,928,339)	—
Neogen Corp.	237,647,963	—	—	277,592,970	3,547,514	—	39,945,007	—
NextGen Healthcare Inc.	45,139,992	—	—	55,084,626	4,323,754	—	9,944,634	—
PROS Holdings, Inc.	105,205,508	—	—	108,290,813	3,390,445	—	3,085,305	—
Proto Labs, Inc.	158,903,865	—	—	270,301,465	2,087,270	—	111,397,600	—
Vocera Communications, Inc.	48,693,316	—	—	66,666,743	2,292,529	—	17,973,427	—
				$1,839,340,488	40,236,900	$561,102	$471,905,953	$43,507,649
Investments no longer affiliated as of September 30, 2020
Balchem Corp.	$185,585,702	$—	$(94,245,154)	$82,850,282	848,615	$—	$(46,385,436)	$37,895,170
Helios Technologies, Inc.	111,667,233	—	(48,735,768)	53,287,926	1,463,954	396,789	11,736,426	(21,379,965)
Q2 Holdings, Inc.	151,035,024	—	—	233,380,567	2,557,315	—	82,345,543	—
Quidel Corp.	241,985,657	—	(249,282,741)	250,422,051	1,141,499	—	44,270,230	213,448,905
				$619,940,826	6,011,383	$396,789	$91,966,763	$16,515,205

GRAND TOTAL				$2,459,281,314	46,248,283	$957,891	$563,872,716	$60,022,854

*	See Schedule of Investments for industry/country classifications.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses

Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions

Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Semi-Annual Report | September 30, 2020	29

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2020 (Unaudited)

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Fees on Redemptions

The redemption fee is not a fee to finance sales or sales promotion expense, but is paid to the International Equity Fund and the International Small Company Fund to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the six months ended September 30, 2020, the International Equity Fund and the International Small Company Fund had redemption fees of $339 and $28,913, respectively.

2.  TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor

Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees
Fund	Average Net Assets	Rate	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
Small Company Fund	On all assets	1.00%	1.25%	$—	$—
Mid Company Fund	On all assets	0.75%	0.90%	89,626	—
International Equity Fund	First $100 million	0.90%	1.00%
	Over $100 million	0.75%		111,123	—
International Small Company Fund	On all assets	1.00%	1.15%	—	—

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the Mid Company Fund, the International Equity Fund and the International Small Company Fund, 1.25%, 0.90%, 1.00% and 1.15% of the average daily net assets of those Funds, respectively.

Each of the Funds may reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the lesser of the percentage limits in place at the time of the waiver and/or reimbursement or current waiver and/or reimbursement arrangement. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund’s assets exceed $20 million for the Small Company Fund, the International Equity Fund, and the International Small Company Fund, or $15 million for the Mid Company Fund; (ii) the particular fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Fund	Expires 2021	Expires 2022	Expires 2023	Expires 2024
Small Company Fund	$—	$—	$—	$—
Mid Company Fund	91,593	194,100	188,023	89,626
International Equity Fund	105,858	219,436	232,056	111,123
International Small Company Fund	156,708	301,524	—	—

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The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2020 (Unaudited)

Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee.

Compliance Services

The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Transfer Agent

ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds pursuant to a Transfer Agency and Services Agreement. ALPS is compensated under this agreement for these services.

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter of the Trust’s shares.

12b-1 Plan

Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid Company Fund, the International Equity Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan. The Distributor may reimburse the Advisor for expenditures that it incurs for marketing and distributions related services for the Funds. It is also possible that 12b-1 expenses for a period will exceed the payments made to the Distributor by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust

Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no direct special compensation from the Trust or the Funds for serving as an officer of the Trust.

Any Trustee and/or officer of the Trust that also is an employee and/or officer of the Advisor does not receive compensation from the Trust for serving in such roles.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities
Small Company Fund	$359,911,948	$651,093,211
Mid Company Fund	2,914,414	729,766
International Equity Fund	7,315,089	2,845,682
International Small Company Fund	350,540,923	116,505,641

Semi-Annual Report | September 30, 2020	31

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2020 (Unaudited)

4.	FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2017-2019 and as of and during the six months ended September 30, 2020, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

At September 30, 2020, the tax-basis cost of investments were as follows:

	Small Company Fund	Mid Company Fund	International Equity Fund	International Small Company Fund
Gross unrealized appreciation (excess of value over tax cost)	$3,473,759,874	$17,027,036	$14,237,869	$333,093,122
Gross unrealized depreciation (excess of tax cost over value)	(236,987,162)	(558,364)	(1,004,952)	(57,988,931)
Net unrealized appreciation (depreciation)	$3,236,772,712	$16,468,672	$13,232,917	$275,104,191
Cost of investments for income tax purposes	$3,038,568,424	$22,553,837	$29,827,570	$1,104,470,103

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and tax basis of passive foreign investment companies. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital and ordinary losses on certain transactions is deferred until the subsequent tax year. As of March 31, 2020, International Small Company Fund elects to defer to the period ending March 31, 2021, capital losses recognized during the period November 1, 2019 to March 31, 2020 in the amount of $147,384, respectively.

Small Company Fund, Mid Company Fund and International Small Company Fund elect to defer to the period ending March 31, 2021, late year ordinary losses in the amounts of $12,280,607, $6,257 and $27,725, respectively.

Capital Loss Carryforwards – Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Brown Capital Management International Equity Fund used capital loss carryovers in the amount of $166,234 during the period ended March 31, 2020.

Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Small Company Fund		Mid Company Fund		International Equity Fund		International Small Company Fund
Distributions Paid From:	2020	2019	2020	2019	2020	2019	2020	2019
Ordinary Income	$–	$–	$–	$97,170	$284,754	$343,601	$2,403,229	$363,801
Long-term capital gains	426,121,158	269,217,785	1,295,307	1,898,356	1,740	–	206,722	126,569
Total	$426,121,158	$269,217,785	$1,295,307	$1,995,526	$286,494	$343,601	$2,609,951	$490,370

5.	COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

32	www.browncapital.com

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2020 (Unaudited)

6.	TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2020, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee of the Trust receives a $54,000 annual retainer and a $1,500 per meeting fee. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

7.	MARKET TURBULENCE RESULTING FROM COVID-19

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds. Any such impact could adversely affect the Funds' performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

8.	SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2020, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Semi-Annual Report | September 30, 2020	33

The Brown Capital Management Mutual Funds
Fund Expenses	September 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expense Ratio(a)	Expenses Paid During Period April 1, 2020 to September 30, 2020(b)
Small Company Fund
Investor
Actual	$ 1,000.00	$ 1,436.80	1.24%	$7.57
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.85	1.24%	$6.28
Institutional
Actual	$ 1,000.00	$ 1,438.20	1.04%	$6.36
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.85	1.04%	$5.27

Mid Company Fund
Investor
Actual	$ 1,000.00	$ 1,466.70	1.15%	$7.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.30	1.15%	$5.82
Institutional
Actual	$ 1,000.00	$ 1,467.50	0.90%	$5.57
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.56	0.90%	$4.56

International Equity Fund
Investor
Actual	$ 1,000.00	$ 1,314.90	1.25%	$7.25
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.80	1.25%	$6.33
Institutional
Actual	$ 1,000.00	$ 1,316.50	1.00%	$5.81
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.05	1.00%	$5.06

International Small Company Fund
Investor
Actual	$ 1,000.00	$ 1,462.40	1.31%	$8.09
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.50	1.31%	$6.63
Institutional
Actual	$ 1,000.00	$ 1,463.80	1.06%	$6.55
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.75	1.06%	$5.37

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

34	www.browncapital.com

The Brown Capital Management Mutual Funds
Additional Information	September 30, 2020 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix A to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-877-892-4226 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	QUARTERLY PORTFOLIO HOLDINGS

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-892-4226.

3.	FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of Brown Capital Management, LLC (“BCM”) as the Funds’ Liquidity Risk Management Administrator. BCM has appointed representatives from their compliance, operations, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of each Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended May 31, 2020 in order to prepare a written report to the Board of Trustees for consideration at its meeting held on June 30, 2020. The report concluded that (i) none of the Funds experienced significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) each Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

Semi-Annual Report | September 30, 2020	35

The Brown Capital Management Mutual Funds
Privacy Policy	September 30, 2020 (Unaudited)

FACTS	WHAT DOES THE BROWN CAPITAL MANAGEMENT MUTUAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and assets
■ Account balances and transaction history
■ Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Brown Capital Management Mutual Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-892-4226

36	www.browncapital.com

The Brown Capital Management Mutual Funds
Privacy Policy	September 30, 2020 (Unaudited)

Who we are
Who is providing this notice?	The Brown Capital Management Mutual Funds, on behalf of each of its series: The Brown Capital Management Small Company Fund, The Brown Capital Management Mid Company Fund, The Brown Capital Management International Equity Fund and The Brown Capital Management International Small Company Fund.

What we do
How do The Brown Capital Management Mutual Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.
How does The Brown Capital Management Mutual Funds collect my personal information?	We collect your personal information, for example, when you
■ Open an account or give us your account information
■ Make deposits or withdrawals from our account
■ Pay us by check or make a wire transfer
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Brown Capital Management, LLC, the investment advisor, is an affiliate of The Brown Capital Management Mutual Funds.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ The Brown Capital Management Mutual Funds do not share information with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
■ The Brown Capital Management Mutual Funds do not jointly market.

Semi-Annual Report | September 30, 2020	37

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1000, Denver, CO 80203

Item 2.	Code of Ethics.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant. The Brown Capital Management Mutual Funds are open-end management investment companies.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 13.(a)(2) of Form N-CSR are filed herewith as Exhibit 13.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 13.(b) of Form N-CSR are filed herewith as Exhibit 13.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: November 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: November 27, 2020

By: (Signature and Title)	/s/ Michael L. Forster
Michael L. Forster
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: November 27, 2020